Property, plant and equipment (Details Narrative)	12 Months Ended
Dec. 31, 2019
Office equipment and furniture | Minimum
Property, plant and equipment useful life	2 years
Office equipment and furniture | Maximum
Property, plant and equipment useful life	5 years
Production masks
Property, plant and equipment useful life	5 years
Production tools
Property, plant and equipment useful life	3 years
Licenses
Property, plant and equipment useful life	3 years
Software
Property, plant and equipment useful life	1 year